Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.70%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 586.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $620.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.90%)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.50%)